COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Global Technology Growth Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 98.1%

Issuer	Shares	Value ($)
Canada 0.6%
Shopify, Inc., Class A(a)	233,870	17,030,413

China 0.1%
Alibaba Group Holding Ltd., ADR(a)	15,011	1,124,024
Tencent Holdings Ltd.	36,600	1,524,725

Total		2,648,749

France 0.2%
Dassault Systemes SE	97,451	4,570,508

Germany 0.6%
SAP SE, ADR	91,229	14,516,358

Ireland 1.2%
Accenture PLC, Class A	92,550	30,832,107

Israel 0.1%
Global-e Online Ltd.(a)	86,025	2,946,356

Japan 0.6%
Keyence Corp.	33,700	14,430,871

Netherlands 3.7%
ASML Holding NV	83,297	56,955,157
NXP Semiconductors NV	129,601	26,448,972
STMicroelectronics NV, Registered Shares	288,020	13,663,669

Total		97,067,798

Norway 0.1%
SmartCraft ASA(a)	1,512,821	2,978,118

South Korea 1.0%
Samsung Electronics Co., Ltd.	457,633	25,804,889

Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	407,106	39,615,485

United Kingdom 0.4%
RELX PLC	175,461	6,752,235
Sage Group PLC (The)	299,085	4,279,509

Total		11,031,744

Common Stocks (continued)

Issuer	Shares	Value ($)
United States 88.0%
Adobe, Inc.(a)	74,778	45,690,106
Advanced Micro Devices, Inc.(a)	295,203	35,766,795
Airbnb, Inc., Class A(a)	52,967	6,691,851
Akamai Technologies, Inc.(a)	50,052	5,782,508
Alphabet, Inc., Class A(a)	836,858	110,908,791
Amazon.com, Inc.(a)	589,363	86,100,041
Amphenol Corp., Class A	124,984	11,372,294
Analog Devices, Inc.	146,452	26,856,368
ANSYS, Inc.(a)	45,358	13,306,223
Apple, Inc.	1,376,021	261,375,189
Applied Materials, Inc.	281,119	42,106,004
Arista Networks, Inc.(a)	69,281	15,221,728
Atlassian Corp., Class A(a)	64,686	12,351,792
Autodesk, Inc.(a)	46,152	10,080,981
Automatic Data Processing, Inc.	40,626	9,340,730
BILL Holdings, Inc.(a)	52,427	3,432,396
Block, Inc., Class A(a)	90,644	5,749,549
Booking Holdings, Inc.(a)	4,391	13,724,949
Broadcom, Inc.	116,624	107,962,336
Cadence Design Systems, Inc.(a)	84,351	23,050,598
CDW Corp.	51,449	10,849,565
Cisco Systems, Inc.	422,856	20,457,773
Comcast Corp., Class A	100,730	4,219,580
Corning, Inc.	119,660	3,409,113
CoStar Group, Inc.(a)	88,870	7,379,765
Crowdstrike Holdings, Inc., Class A(a)	119,956	28,428,372
Datadog, Inc., Class A(a)	5,396	629,012
Electronic Arts, Inc.	51,242	7,071,908
Endeavor Group Holdings, Inc., Class A	153,559	3,733,019
EPAM Systems, Inc.(a)	5,165	1,333,551
Fidelity National Information Services, Inc.	95,972	5,627,798
Fiserv, Inc.(a)	80,884	10,564,259
Flywire Corp.(a)	166,277	3,874,254
Fortinet, Inc.(a)	177,737	9,341,857
Gartner, Inc.(a)	2,436	1,059,270
Global Payments, Inc.	60,434	7,036,935

2        Columbia Global Technology Growth Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS  (continued)

Columbia Global Technology Growth Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HP, Inc.	141,189	4,142,485
HubSpot, Inc.(a)	16,642	8,219,983
Intel Corp.	321,438	14,368,279
Intuit, Inc.	67,055	38,319,250
Keysight Technologies, Inc.(a)	61,307	8,331,008
KLA Corp.	29,507	16,070,102
Lam Research Corp.	118,709	84,986,147
Marvell Technology, Inc.	561,724	31,304,879
MasterCard, Inc., Class A	118,097	48,872,081
Match Group, Inc.(a)	72,944	2,361,927
Meta Platforms, Inc., Class A(a)	131,629	43,062,427
Microchip Technology, Inc.	147,022	12,267,516
Micron Technology, Inc.	182,413	13,885,278
Microsoft Corp.	749,409	283,958,564
MongoDB, Inc.(a)	27,097	11,265,307
Motorola Solutions, Inc.	51,603	16,661,061
MSCI, Inc.	12,699	6,614,274
NetApp, Inc.	161,030	14,716,532
Netflix, Inc.(a)	38,603	18,296,664
NVIDIA Corp.	384,601	179,877,888
ON Semiconductor Corp.(a)	3,713	264,848
Oracle Corp.	273,838	31,822,714
Palo Alto Networks, Inc.(a)	76,650	22,618,648
Paycom Software, Inc.	25,092	4,558,213
PayPal Holdings, Inc.(a)	3,908	225,140
QUALCOMM, Inc.	145,029	18,715,992
Salesforce, Inc.(a)	118,393	29,823,197
SBA Communications Corp.	24,625	6,081,390
ServiceNow, Inc.(a)	43,303	29,694,599
Shift4 Payments, Inc., Class A(a)	62,829	4,135,405

Common Stocks (continued)

Issuer	Shares	Value ($)
Snowflake, Inc., Class A(a)	74,089	13,905,024
Splunk, Inc.(a)	34,567	5,238,283
Synopsys, Inc.(a)	155,580	84,515,723
Take-Two Interactive Software, Inc.(a)	35,995	5,694,409
TE Connectivity Ltd.	75,030	9,828,930
Tesla, Inc.(a)	69,406	16,662,992
Texas Instruments, Inc.	89,007	13,592,259
T-Mobile US, Inc.	73,262	11,022,268
Trade Desk, Inc. (The), Class A(a)	113,024	7,963,671
Tyler Technologies, Inc.(a)	15,890	6,496,468
Uber Technologies, Inc.(a)	460,028	25,936,379
Veeva Systems Inc., Class A(a)	14,330	2,497,862
VeriSign, Inc.(a)	72,975	15,485,295
Visa, Inc., Class A	259,118	66,510,408
Visteon Corp.(a)	58,849	6,983,611
Walt Disney Co. (The)(a)	75,587	7,006,159
Western Digital Corp.(a)	98,274	4,747,617
Workday, Inc., Class A(a)	26,532	7,182,743

Total		2,288,679,159

Total Common Stocks (Cost $792,883,682)		2,552,152,555

Money Market Funds 1.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(b),(c)	47,460,835	47,451,343

Total Money Market Funds (Cost $47,440,351)		47,451,343

Total Investments in Securities (Cost $840,324,033)		2,599,603,898

Other Assets & Liabilities, Net		1,462,889

Net Assets		$2,601,066,787

Columbia Global Technology Growth Fund | First Quarter Report 2023        3

PORTFOLIO OF INVESTMENTS  (continued)

Columbia Global Technology Growth Fund, November 30, 2023 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(c)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	36,781,231	46,988,071	(36,322,477)	4,518	47,451,343	546	621,590	47,460,835

Abbreviation Legend

ADR     American Depositary Receipt

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

4        Columbia Global Technology Growth Fund | First Quarter Report 2023

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